NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Narrative) - USD ($)					3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 21, 2022	Jul. 13, 2022	May 18, 2022	Nov. 17, 2020	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 20, 2022	May 17, 2022
Property, Plant and Equipment [Line Items]
Reverse stock split				one-for-one thousand
Common stock, par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000		3,000,000,000		10,000,000,000		3,000,000,000		10,000,000,000		3,000,000,000	3,000,000,000	3,000,000,000	1,000,000,000
New issuance, shares	10,001,500,005		3,001,500,005								56,799,716
Cash and cash equivalents					$ 0		$ 0		$ 0		$ 0	$ 0
Value added tax receivable					4,543		2,342		4,543		2,342	4,341
Total research and development expense					74,878			$ 50,753	176,203	$ 97,307	256,052	230,956
Tax credit					129,321			$ 55,463	$ 129,321	55,463	$ 54,977	113,415
Beneficial ownership conversion description									Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ abilities to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.		Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation (subject to certain noteholders’ ability to increase such limitation to 9.99% upon 60 days’ notice to the Company), and each note may not be converted during the first six-month period from the date of issuance.
beneficial ownership percentage									4.99%		4.99%
Tax credit									$ 129,321	55,463
Interest Payable					$ 59,733		$ 57,822		59,733		$ 57,822
Two Thousand And Twenty One Securities Purchase Agreement [Member] | Noteholders [Member]
Property, Plant and Equipment [Line Items]
Ownership, rate							9.99%				9.99%
Intercompany Loans [Member]
Property, Plant and Equipment [Line Items]
Subsidiary exchange repayments									$ 269,000	$ 485,000	$ 1,289,000	$ 1,005,000
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.001		$ 0.001
New issuance, shares		14,336,712				14,336,712	25,663,288				25,663,288	29,820
Common Stock [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized	3,000,000,000		1,000,000,000
Common Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized	10,000,000,000		3,000,000,000
Preferred Stock [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized	1,500,005		1,500,005